SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 1,095,000	$ 797,000
Total deferred tax asset	1,095,000	797,000
Valuation allowance	(1,095,000)	(797,000)
Deferred tax asset, net